Loans (Age Analysis of Past Due Loans) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		¥ 215,768	¥ 242,397
Current		83,812,478	82,197,184
Total	[1]	84,028,246	82,439,581
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		140,560	145,916
Current		58,947,713	57,510,624
Total		59,088,273	57,656,540
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		10,338	10,065
Current		8,516,305	8,730,216
Total		8,526,643	8,740,281
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		29,815	36,288
Current		7,679,430	7,617,728
Total		7,709,245	7,654,016
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		8,511	7,048
Current		4,915,327	4,752,177
Total		4,923,838	4,759,225
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		6,642	9,749
Current		5,116,534	5,132,254
Total		5,123,176	5,142,003
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		7,663	2,565
Current		3,406,047	3,487,850
Total		3,413,710	3,490,415
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current		4,247,285	4,006,401
Total		4,247,285	4,006,401
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current		9,981,557	8,532,246
Total		9,981,557	8,532,246
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		65	69
Current		4,502,466	4,427,280
Total	[2]	4,502,531	4,427,349
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		77,526	80,132
Current		10,582,762	10,824,472
Total		10,660,288	10,904,604
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		75,208	96,481
Current		24,864,765	24,686,560
Total		24,939,973	24,783,041
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		6,897,692	6,759,921
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		1,088,753	959,948
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		39,179	40,928
30-59 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		38,331	40,382
30-59 Days Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,504	1,938
30-59 Days Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,006	2,818
30-59 Days Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,076	917
30-59 Days Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,842	1,330
30-59 Days Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		76	384
30-59 Days Past Due | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		40
30-59 Days Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		31,787	32,995
30-59 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		848	546
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		15,495	17,187
60-89 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		15,033	16,971
60-89 Days Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		289	360
60-89 Days Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		940	947
60-89 Days Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,537	217
60-89 Days Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		997	2,834
60-89 Days Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		85	322
60-89 Days Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		11,185	12,291
60-89 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		462	216
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		161,094	184,282
90 Days or More Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		87,196	88,563
90 Days or More Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		8,545	7,767
90 Days or More Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		27,869	32,523
90 Days or More Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		4,898	5,914
90 Days or More Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		3,803	5,585
90 Days or More Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		7,502	1,859
90 Days or More Past Due | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		25	69
90 Days or More Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		34,554	34,846
90 Days or More Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		¥ 73,898	¥ 95,719

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of Domestic and Other of Foreign include trade receivables and lease receivables of consolidated VIEs.